Fair Value of Financial Instruments (Details Narrative) - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value of warrants to purchase preferred shares	[1]	$ 812	$ 442

[1]	The Company measured the fair value of the warrants to purchase Preferred shares (a Level III valuation) using the Monte-Carlo option pricing model ("OPM").